                               ING PARTNERS, INC.
                           ING Solution 2015 Portfolio
                           ING Solution 2025 Portfolio

                          Supplement Dated May 6, 2005
                     To the Initial Class Prospectus and the
                   Adviser Class and Service Class Prospectus
                            Each Dated April 29, 2005

Effective immediately, the following changes are made to the Prospectuses:

ING Solution 2015 Portfolio

The second paragraph (including the table and footnote that follow) under the section entitled "Principal Investment Strategies" on page 5 of the Initial Class Prospectus and the Adviser Class and Service Class Prospectus are hereby deleted in their entirety and replaced with the following:

     The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

            U.S. Large-Capitalization Stocks -- Blend/Core .....      12%
            U.S. Large-Capitalization Stocks -- Growth .........      12%
            U.S. Large-Capitalization Stocks -- Value ..........       7%
            U.S. Mid-Capitalization Stocks .....................       0%
            U.S. Small-Capitalization Stocks ...................       0%
            Non-U.S./International Stocks ......................       9%
            Real Estate Stocks .................................       5%
            Intermediate-Term Bonds ............................      30%
            High Yield Bonds ...................................      10%
            Short-Term Bonds ...................................       0%*
            Insurance Company Fixed Contracts ..................      15%*

     * No amounts will be allocated to insurance company fixed contracts until the SEC grants exemptive relief permitting investment by the Portfolio in insurance company fixed contracts. There can be no assurance that such relief will be granted. In the absence of that relief the approximate target allocation to short-term bonds would be 15%. The allocated amount includes a portion of the Portfolio's assets held as a liquidity facility in order to satisfy certain conditions required under the terms of the insurance company fixed contracts (see Description and Risk of Insurance Company Fixed Contracts).
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ING Solution 2025 Portfolio

The second paragraph (including the table and footnote that follow) under the section entitled "Principal Investment Strategies" on page 6 of the Initial Class Prospectus and the Adviser Class and Service Class Prospectus are hereby deleted in their entirety and replaced with the following:

     The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

            U.S. Large-Capitalization Stocks -- Blend/Core .....      10%
            U.S. Large-Capitalization Stocks -- Growth .........      17%
            U.S. Large-Capitalization Stocks -- Value ..........      12%
            U.S. Mid-Capitalization Stocks .....................       3%
            U.S. Small-Capitalization Stocks ...................       6%
            Non-U.S./International Stocks ......................      12%
            Real Estate Stocks .................................       5%
            Intermediate-Term Bonds ............................      22%
            High Yield Bonds ...................................       3%
            Short-Term Bonds ...................................       0%*
            Insurance Company Fixed Contracts ..................      10%*

     * No amounts will be allocated to insurance company fixed contracts until the SEC grants exemptive relief permitting investment by the Portfolio in insurance company fixed contracts. There can be no assurance that such relief will be granted. In the absence of that relief the approximate target allocation to short-term bonds would be 10%. The allocated amount includes a portion of the Portfolio's assets held as a liquidity facility in order to satisfy certain conditions required under the terms of the insurance company fixed contracts (see Description and Risk of Insurance Company Fixed Contracts).

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE